UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

                                               -------------
Check here if Amendment [ ];               Amendment Number:
 This Amendment (Check only one.):         [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lane Five Capital Management LP
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Address:   1122 Kenilworth Drive, Suite 313
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           Towson, MD 21204
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Form 13F File Number:  028-12834
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott J. Liotta
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Title:     Chief Financial Officer
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Phone:     443-921-2060
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Signature, Place, and Date of Signing:

   /s/ Scott J. Liotta             Towson, Maryland           August 15, 2011
   ----------------------      ------------------------      ------------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:         28
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Form 13F Information Table Value Total:     93,029
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                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

              FORM 13F INFORMATION TABLE AS OF JUNE 30, 2011

                                                                          SHARES/
                                   TITLE                        VALUE      PRN     SH/   PUT/   INVESMENT    OTHER  VOTING AUTHORITY
DESCRIPTION                      OF CLASS           CUSIP       X1000     AMOUNT   PRN   CALL  DISCRETION  MANAGERS SOLE SHARES NONE
-----------                      --------           -----       ------    ------   ---   ----  ----------  -------- ---- ------ ----

Abercrombie & Fitch Co. Cl A     Common  002896207   3,118     46,589       SH                  SOLE       No      46,589
Ambassadors Group Inc.           Common  023177108   2,238    253,490       SH                  SOLE       No     253,490
American Public Education, Inc.  Common  02913V103   3,792     85,194       SH                  SOLE       No      85,194
Apollo Group Inc-Cl A            Common  037604105   1,557     35,650       SH                  SOLE       No      35,650
Ares Capital Corp.      Closed End Fund  04010L103   5,432    338,048       SH                  SOLE       No     338,048
Berkshire Hills Bancorp Inc      Common  084680107   1,120     50,000       SH                  SOLE       No      50,000
Bridgepoint Education Inc.       Common  10807M105   2,894    115,740       SH                  SOLE       No     115,740
Capitol Fed Financing Inc.       Common  14057J101   2,113    179,704       SH                  SOLE       No     179,704
Corinthian Colleges Inc.         Common  218868107   2,938    689,708       SH                  SOLE       No     689,708
DeVry Inc.                       Common  251893103   4,215     71,285       SH                  SOLE       No      71,285
DirecTV                          Common  25490A101   3,274     64,420       SH                  SOLE       No      64,420
Healthsouth Corp             Common-New  421924309   5,743    218,787       SH                  SOLE       No     218,787
Iberiabank Corp                  Common  450828108   3,263     56,605       SH                  SOLE       No      56,605
ITT Educational Services Inc.    Common  45068B109   3,040     38,850       SH                  SOLE       No      38,850
Lazard Ltd Cl A                  Common  G54050102   1,264     34,061       SH                  SOLE       No      34,061
Learning Tree
   International Inc.            Common  522015106   6,316    708,112       SH                  SOLE       No     708,112
Market Leader, Inc.              Common  57056R103   2,290  1,055,222       SH                  SOLE       No   1,055,222
Mastercard Inc.                  Common  57636Q104   6,606     21,922       SH                  SOLE       No      21,922
Medcath Corporation              Common  58404W109   5,798    426,667       SH                  SOLE       No     426,667
Oceanfirst Financial Corp.       Common  675234108     324     25,000       SH                  SOLE       No      25,000
Progessive Waste Solutions Inc.  Common  74339G101   2,565    103,026       SH                  SOLE       No     103,026
Quicksilver Inc.                 Common  74838C106   1,506    320,363       SH                  SOLE       No     320,363
Republic Services Inc.           Common  760759100   2,627     85,184       SH                  SOLE       No      85,184
SBA Communications Corp Cl A     Common  78388J106   3,981    104,246       SH                  SOLE       No     104,246
Shaw Group Inc.                  Common  820280105   2,515     83,258       SH                  SOLE       No      83,258
SI Financial Group Inc.          Common  78425V104      66      6,562       SH                  SOLE       No       6,562
Skechers USA Inc.                Common  830566105   4,760    328,700       SH                  SOLE       No     328,700
Williams Controls Inc.       Common-New  969465608   7,674    667,325       SH                  SOLE       No     667,325

                                                    93,029  6,213,718                                           6,213,718
